Other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Statement [Line Items]
Other Deposits and Receivables	₨ 846,508		₨ 917,216
Other non-current assets	846,508	$ 11,516	917,216
Noncurrent Financial Assets [Member]
Statement [Line Items]
Other non-current assets	₨ 375,802		₨ 350,972